Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 541,204	¥ 420,207
Accumulated depreciation and amortization	(138,464)	(89,283)
Property and equipment, net	402,740	330,924	[1]		$ 58,576
Depreciation and amortization expenses	51,669	37,436		¥ 26,659
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	130,725	79,729
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,872	4,872
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	20,760	15,078
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	168,899	106,367
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,684	17,684
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 198,264	¥ 196,477

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.